Provision for (Recoveries) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Current income taxes
Provision for (recovery of) income taxes – Consolidated Statement of Income	$ 3,370	$ 2,287	$ 2,675
Adjustments in respect of prior years and other	(7)	(70)	93
Total current income taxes	3,363	2,217	2,768
Deferred income taxes
Provision for (recovery of) deferred income taxes related to the origination and reversal of temporary differences	332	(1,075)	54
Effect of changes in tax rates	2	(1)	10
Adjustments in respect of prior years and other	(76)	11	(97)
Total deferred income taxes	258	(1,065)	(33)
Provision for income taxes - Consolidated Statement of Income	3,621	1,152	2,735
Provision for (recovery of) income taxes - Statement of Other Comprehensive Income
Current income taxes	916	406	37
Deferred income taxes	(99)	705	1,070
Total income taxes	817	1,111	1,107
Income taxes - other non-income related items including business combinations and other adjustments
Current income taxes	(13)	(30)	(7)
Deferred income taxes	(20)	(194)	(6)
Income Taxes On Other Non-income Related Items Including Business Combinations And Other Adjustments	(33)	(224)	(13)
Total provision for (recovery of) income taxes	4,405	2,039	3,829
Current income taxes
Federal	2,226	1,170	1,256
Provincial	1,548	818	891
Foreign	492	605	651
Current income tax expense benefit	4,266	2,593	2,798
Deferred income taxes
Federal	232	(143)	127
Provincial	160	(96)	87
Foreign	(253)	(315)	817
Total deferred income tax expense (recovery)	139	(554)	1,031
Total provision for (recovery of) income taxes	$ 4,405	$ 2,039	$ 3,829